Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets

Intangible assets consist of the following:

	December 31, 2012	December 31, 2013

Costs:
Customer base	1,638	1,638
Technology	1,151	1,151
Non-competence agreements	1,197	1,197
Exchange differences	109	227

	4,095	4,213

Accumulated amortization:
Customer base	(867)	(1,231)
Technology	(590)	(1,012)
Non-competence agreements	(263)	(451)

	(1,720)	(2,694)

Net carrying amount:
Customer base	771	407
Technology	561	139
Non-competence agreements	934	746
Exchange differences	109	227

	2,375	1,519